Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	ACE Convergence Acquisition Corp.
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001813658
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Ex Transition Period	false